Fair Value of Investments (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Summary of Plan"s Investments carried at Fair Value on Recurring Basis

Below are the Plan’s investments carried at fair value on a recurring basis at December 31, 2025 and 2024 by the fair value hierarchy levels described above:

		Quoted Prices
		in Active	Significant	Significant
		Markets for	Observable	Unobservable
	Total	Identical Assets	Inputs	Inputs
December 31, 2025	Fair Value	(Level 1)	(Level 2)	(Level 3)
Investments at fair value:
The GEO Group, Inc. common stock fund	$4,654,173	$4,654,173	$—	$—
Mutual funds	253,639,213	253,639,213	—	—
Total investments measured in the fair value hierarchy	$258,293,386	$258,293,386	$—	$—
Collective trust fund measured at net asset value [1]	19,229,850
Total investments, at fair value	$277,523,236

		Quoted Prices
		in Active	Significant	Significant
		Markets for	Observable	Unobservable
	Total	Identical Assets	Inputs	Inputs
December 31, 2024	Fair Value	(Level 1)	(Level 2)	(Level 3)
Investments at fair value:
The GEO Group, Inc. common stock fund	$7,770,093	$7,770,093	$—	$—
Mutual funds	207,392,241	207,392,241	—	—
Total investments measured in the fair value hierarchy	$215,162,334	$215,162,334	$—	$—
Collective trust fund measured at net asset value [1]	19,174,252
Total investments, at fair value	$234,336,586

[1] Investments in the collective trust at December 31, 2025 and 2024 that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the statement of net assets available for benefits. Participant transactions (purchases and sales) may occur daily. Redemption for the collective trust is permitted daily with no other restrictions or notice periods and there are no unfunded commitments.